Seasonal Business	6 Months Ended
Jun. 30, 2026
Seasonal Business [Abstract]
Seasonal business
5.	Seasonal business

The business performance of ADSE is not subject to regular seasonal or cyclical fluctuations that affect the unaudited interim condensed financial statements. Thus, the results of the six-month period ended June 30, 2026, may not be indicative of the full year.